Offerings - Offering: 1	Mar. 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	25,000,000
Maximum Aggregate Offering Price	$ 120,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,675.58
Offering Note	(1) The number of common shares of Deschutes Parent, Inc. to be issued in the reorganization cannot be ascertained at the time this registration statement is filed or becomes effective because additional shares of common stock of Digimarc Corporation may be issued from time to time until the effective time of the reorganization. This registration statement covers 25,000,000 common shares of Deschutes Parent, Inc., which number is estimated to be not less than the number of shares of common stock of Digimarc Corporation expected to be outstanding at the effective time of the reorganization. (2) Estimated solely for the purpose of calculating the registration fee pursuant Rule 457(c) and Rule 457(f)(1) and under the Securities Act of 1933, as amended, based on the market value of Digimarc Corporation common stock ($4.83 per share which is the average of the high and low prices per share of common stock of Digimarc Corporation reported on The Nasdaq Stock Market LLC as of March 5, 2026).